McElhenny Sheffield Managed Risk ETF
Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 80.1%	Shares		Value
Precious Metals - 10.0%
SPDR Gold MiniShares Trust (a)	228,485		$ 18,310,788

U.S. Equity, Pharmaceuticals - 15.6%
iShares U.S. Pharmaceuticals ETF	279,847		28,438,052

U.S. Equity, Small Cap - 15.0%
iShares Russell 2000 ETF	93,924		27,350,669

U.S. Government Securities, Ultra Short Bond - 39.5%
iShares 0-3 Month Treasury Bond ETF (b)	714,678		71,975,221
TOTAL EXCHANGE TRADED FUNDS (Cost $146,183,422)			146,074,730

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 20.0%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (c)	36,485,925		36,485,925
TOTAL MONEY MARKET FUNDS (Cost $36,485,925)			36,485,925

TOTAL INVESTMENTS - 100.1% (Cost $182,669,347)			182,560,655
Liabilities in Excess of Other Assets - (0.1)%		(0.00067)	(123,076)
TOTAL NET ASSETS - 100.0%			$ 182,437,579

Percentages are stated as a percent of net assets.

The Fund’s security classifications are defined by the Fund Adviser.

(a)	Non-income producing security.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

McElhenny Sheffield Managed Risk ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$ 146,074,730	$ –	$ –	$ 146,074,730
Money Market Funds	36,485,925	–	–	36,485,925
Total Investments	$ 182,560,655	$ –	$ –	$ 182,560,655

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.

Consolidation of Subsidiaries

Consolidation of Subsidiaries - The McElhenney Sheffield Managed Risk ETF (the "Fund") may invest up to 25% of its total assets in the MSMR Commodity Sub (the “Subsidiary”), that is wholly-owned by the Fund and organized under the laws of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $18,310,788, which represented 10.00% of the Fund’s net assets.

McElhenny Sheffield Managed Risk ETF - Transactions with Affiliates
	Value as of October 31, 2025	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of July 31, 2026	Shares as of July 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
FT Vest Gold Strategy Target Income ETF (a)	$ –	$ 54,779,656	$ (51,988,362)	$ (2,791,294)	$ –	$ –	–	$ 2,390,390	$ –
	$ –	$ 54,779,656	$ (51,988,362)	$ (2,791,294)	$ –	$ –	–	$ 2,390,390	$ –

(a)	Security was affiliated during the period but is no longer held as of July 31, 2026.